Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Multi-Sector Income Fund
Entity Central Index Key	0001761673
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
American Funds Multi-Sector Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class A
Trading Symbol	MIAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 7.78% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class A (with sales charge) 2	3.78%	1.94%	4.15%
American Funds Multi-Sector Income Fund — Class A (without sales charge) 2	7.78%	2.72%	4.74%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.67%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.08%
1
Class A shares were first offered on March 22, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Mar. 22, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,792,000,000
Holdings Count | Holding	2,294
Advisory Fees Paid, Amount	$ 60,000,000
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Multi-Sector Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class C
Trading Symbol	MIAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 149	1.44%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 7.03% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class C (with sales charge) 2	6.03%	2.01%	4.28%
American Funds Multi-Sector Income Fund — Class C (without sales charge) 2	7.03%	2.01%	4.28%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class C shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,792,000,000
Holdings Count | Holding	2,294
Advisory Fees Paid, Amount	$ 60,000,000
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Multi-Sector Income Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class T
Trading Symbol	MIAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 8.11% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class T (with sales charge) 2	5.41%	2.52%	4.84%
American Funds Multi-Sector Income Fund — Class T (without sales charge) 2	8.11%	3.04%	5.31%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class T shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,792,000,000
Holdings Count | Holding	2,294
Advisory Fees Paid, Amount	$ 60,000,000
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Multi-Sector Income Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class F-1
Trading Symbol	MIAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 7.78% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class F-1 2	7.78%	2.73%	5.00%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class F-1 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,792,000,000
Holdings Count | Holding	2,294
Advisory Fees Paid, Amount	$ 60,000,000
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Multi-Sector Income Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class F-2
Trading Symbol	MIAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 8.06% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class F-2 2	8.06%	3.01%	4.98%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.67%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.08%
1
Class F-2 shares were first offered on March 22, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Mar. 22, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,792,000,000
Holdings Count | Holding	2,294
Advisory Fees Paid, Amount	$ 60,000,000
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Multi-Sector Income Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class F-3
Trading Symbol	MIAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 8.18% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class F-3 2	8.18%	3.10%	5.06%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.67%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.08%
1
Class F-3 shares were first offered on March 22, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Mar. 22, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,792,000,000
Holdings Count | Holding	2,294
Advisory Fees Paid, Amount	$ 60,000,000
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Multi-Sector Income Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-A
Trading Symbol	CMBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 7.80% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-A (with sales charge) 2	4.03%	2.01%	4.35%
American Funds Multi-Sector Income Fund — Class 529-A (without sales charge) 2	7.80%	2.74%	5.01%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class 529-A shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,792,000,000
Holdings Count | Holding	2,294
Advisory Fees Paid, Amount	$ 60,000,000
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Multi-Sector Income Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-C
Trading Symbol	CMBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 154	1.49%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 6.98% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-C (with sales charge) 2	5.98%	1.98%	4.38%
American Funds Multi-Sector Income Fund — Class 529-C (without sales charge) 2	6.98%	1.98%	4.38%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class 529-C shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,792,000,000
Holdings Count | Holding	2,294
Advisory Fees Paid, Amount	$ 60,000,000
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Multi-Sector Income Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-E
Trading Symbol	CMBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 7.56% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-E 2	7.56%	2.56%	4.87%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class 529-E shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,792,000,000
Holdings Count | Holding	2,294
Advisory Fees Paid, Amount	$ 60,000,000
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Multi-Sector Income Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-T
Trading Symbol	CMBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 8.05% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-T (with sales charge) 2	5.35%	2.47%	4.79%
American Funds Multi-Sector Income Fund — Class 529-T (without sales charge) 2	8.05%	2.99%	5.26%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class 529-T shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,792,000,000
Holdings Count | Holding	2,294
Advisory Fees Paid, Amount	$ 60,000,000
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and Pric ewat
erhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Multi-Sector Income Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-F-1
Trading Symbol	CMBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 7.98% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-F-1 2	7.98%	2.93%	5.21%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class 529-F-1 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,792,000,000
Holdings Count | Holding	2,294
Advisory Fees Paid, Amount	$ 60,000,000
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Multi-Sector Income Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-F-2
Trading Symbol	CMBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 8.09% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-F-2 2	8.09%	3.01%	3.87%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	(0.14) %
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	3.38%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,792,000,000
Holdings Count | Holding	2,294
Advisory Fees Paid, Amount	$ 60,000,000
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Multi-Sector Income Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-F-3
Trading Symbol	CMBQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 8.11% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-F-3 2	8.11%	3.03%	3.90%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	(0.14) %
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	3.38%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,792,000,000
Holdings Count | Holding	2,294
Advisory Fees Paid, Amount	$ 60,000,000
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Multi-Sector Income Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-1
Trading Symbol	RMDNX
Annual or Semi-Annual Statement [Text Block]	T his annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 145	1.40%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 7.07% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class R-1 2	7.07%	2.24%	4.54%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class R-1 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been
lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 20,792,000,000
Holdings Count | Holding	2,294
Advisory Fees Paid, Amount	$ 60,000,000
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions )	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
The total annual operating expense ratio for Class R-1 shares increased from 1.34% to 1.40% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.

Material Fund Change Expenses [Text Block]	The total annual operating expense ratio for Class R-1 shares increased from 1.34% to 1.40% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R1
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026
, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Multi-Sector Income Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-2
Trading Symbol	RMDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 135	1.30%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 7.18% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class R-2 2	7.18%	2.16%	4.47%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class R-2 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,792,000,000
Holdings Count | Holding	2,294
Advisory Fees Paid, Amount	$ 60,000,000
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Multi-Sector Income Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-2E
Trading Symbol	RMDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 7.48% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class R-2E 2	7.48%	2.85%	5.14%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class R-2E shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 20,792,000,000
Holdings Count | Holding	2,294
Advisory Fees Paid, Amount	$ 60,000,000
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since
January 1, 2025
. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
The total annual operating expense ratio for Class R2-E shares increased from 0.87% to 1.05% during the reporting period.
The increase was primarily due to an increase in distribution services (12b-1) fees as well as other expenses, both of which were driven by changes in net assets.

Material Fund Change Expenses [Text Block]
The total annual operating expense ratio for Class R2-E shares increased from 0.87% to 1.05% during the reporting period.
The increase was primarily due to an increase in distribution services (12b-1) fees as well as other expenses, both of which were driven by changes in net assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since
January 1, 2025
. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2E
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was
dismissed and PricewaterhouseCoopers
LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Multi-Sector Income Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-3
Trading Symbol	RMDQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 7.55% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class R-3 2	7.55%	2.48%	4.77%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class R-3 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,792,000,000
Holdings Count | Holding	2,294
Advisory Fees Paid, Amount	$ 60,000,000
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and
PricewaterhouseCoopers
LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Multi-Sector Income Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-4
Trading Symbol	RMDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 7.86% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class R-4 2	7.86%	2.78%	5.07%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class R-4 shares were first offered on May 1, 2020.
2
Investment results
assume all distributions
are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,792,000,000
Holdings Count | Holding	2,294
Advisory Fees Paid, Amount	$ 60,000,000
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”)
was dismissed
and
PricewaterhouseCoopers
LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Multi-Sector Income Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-5E
Trading Symbol	RMDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs
for the
last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 8.04% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class R-5E 2	8.04%	2.95%	5.23%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class R-5E shares were first offered on May 1, 2020.
2
Investment results assume all distributions are
reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,792,000,000
Holdings Count | Holding	2,294
Advisory Fees Paid, Amount	$ 60,000,000
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Multi-Sector Income Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-5
Trading Symbol	RMDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 8.13% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class R-5 2	8.13%	3.07%	5.34%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class R-5 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,792,000,000
Holdings Count | Holding	2,294
Advisory Fees Paid, Amount	$ 60,000,000
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management
and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Multi-Sector Income Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-6
Trading Symbol	RMDUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 8.18% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s
fiscal
year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class R-6 2	8.18%	3.11%	5.06%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.67%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.08%
1
Class R-6 shares were first offered on March 22, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Mar. 22, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,792,000,000
Holdings Count | Holding	2,294
Advisory Fees Paid, Amount	$ 60,000,000
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.